PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Electronic equipment	5,123,149	5,421,548	786,051
Office equipment and fixtures	15,462	15,376	2,229
Data center machinery and equipment	144,328	319,652	46,345
Building	15,768	161,428	23,405
Construction in progress	147,817	3,459	501
	5,446,524	5,921,463	858,531
Less: accumulated depreciation	(3,082,421)	(3,788,469)	(549,276)
Property and equipment, net	2,364,103	2,132,994	309,255

Depreciation expense for the years ended December 31, 2020, 2021 and 2022 was RMB750,375, RMB783,305 and RMB983,509 (US$142,595), respectively.